Marketable Securities and Fair Value - Additional Information (Detail) - USD ($) shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities [Line Items]
Recognized realized gains					$ 3,000
Recognized realized losses					0
Realized gain or losses	$ 0	$ 0	$ 0	$ 0
Realized gains and losses related to unrealized gains and losses in accumulated comprehensive income					$ 0
Weighted average maturity for available for sale securities	6 months		1 year 8 months 12 days
Shares of common stock to be purchased with warrants	8.3		8.3
Maximum
Schedule Of Available For Sale Securities [Line Items]
Available for sale securities, longest maturity date	2017-07		2017-06